SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Long Term Liabilities
Ict Investments Loan Note 2	$ 261,684	$ 689,927
Ict Investments Loan Note 1	0	236,841
Total Ict Investments Loan	261,684	926,768
Deferred Rent Liability	0	28,755
Lease Liability - Less Current - Other	328,001	15,100
Total Lease Liability - Less Current	328,001	43,855
Ppp Loan	317,328	198,750
Total Long Term Liabilities	907,013	1,169,373
Total Liabilities	$ 1,299,444	$ 2,508,231